Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Loans, including fees	$ 9,910	$ 7,956	$ 19,661	$ 15,282	$ 32,812	$ 27,891
Taxable securities	1,146	553	2,243	1,178	2,734	2,938
Nontaxable securities	354	163	699	367	853	1,130
Federal funds sold	66		76		11
Other interest income	156	44	307	88	275	211
Total interest income	11,632	8,716	22,986	16,915	36,685	32,170
Interest expense:
Deposits	1,680	817	3,163	1,399	3,650	2,229
Securities sold under agreements to repurchase					38	28
Short-term borrowings	11	12	24	22
Federal Home Loan Bank advances		106	29	167	490	101
Federal funds purchased					18	13
Note payable	392	62	791	122	485	249
Total interest expense	2,083	997	4,007	1,710	4,681	2,620
Net interest income	9,549	7,719	18,979	15,205	32,004	29,550
Provision for loan losses	540	480	1,080	960	1,960	1,740
Net interest income after provision for loan losses	9,009	7,239	17,899	14,245	30,044	27,810
Non interest income:
Service charges and fees	1,200	845	2,286	1,605	3,465	2,949
Investment brokerage revenue	28	16	45	58	136	58
Mortgage operations	666	697	1,089	1,107	2,293	1,895
Bank owned life insurance income	141	143	280	283	569	1,086
Net gain (loss) on sale of investment securities	(3)	1	(3)	3	(48)	5
Other non interest income	75	71	210	185	426	316
Total non interest income	2,107	1,773	3,907	3,241	6,841	6,309
Non interest expense:
Salaries and employee benefits	4,310	3,548	8,330	6,917	14,016	12,097
Occupancy expenses	495	391	974	733	1,534	1,399
Equipment rentals, depreciation, and maintenance	260	213	536	471	916	841
Telephone and communications	91	72	169	121	274	261
Advertising and business development	121	227	329	347	658	625
Data processing	720	429	1,407	846	3,527	1,689
Foreclosed assets, net	57	67	123	90	200	163
Federal deposit insurance and other regulatory assessments	96	78	194	160	342	333
Legal and other professional services	252	173	429	283	798	505
Other operating expense	1,262	878	2,495	1,696	3,731	3,392
Total non interest expense	7,664	6,076	14,986	11,664	25,996	21,305
Income before income taxes	3,452	2,936	6,820	5,822	10,889	12,814
Provision for income taxes	732	671	1,451	1,298	2,383	4,519
Net income	$ 2,720	$ 2,265	$ 5,369	$ 4,524	$ 8,506	$ 8,295
Basic net earnings per common share	$ 0.48	$ 0.44	$ 0.94	$ 0.88	$ 1.63	$ 1.63
Diluted net earnings per common share	$ 0.47	$ 0.43	0.93	0.87	1.60	1.60
Dividends per common share			$ 0.33	$ 0.28	$ 0.27	$ 0.25